Notes Payable - Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation (Details)	Mar. 31, 2025	Dec. 31, 2024
Common stock issuable [Member]
Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation [Line Items]
Valuation assumptions	182,438	180,346
Market value of common stock on measurement date [Member]
Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation [Line Items]
Valuation assumptions	0.032	0.026
Adjusted exercise price [Member]
Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation [Line Items]
Valuation assumptions	0.06	0.06
Risk free interest rate [Member]
Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation [Line Items]
Valuation assumptions	4.08	4.26
Instrument lives in years [Member]
Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation [Line Items]
Valuation assumptions	0.5	0.25
Expected volatility [Member]
Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation [Line Items]
Valuation assumptions	271.1	7.8
Expected dividend yields [Member]
Schedule of Fair Values of the Embedded Convertible Notes Derivatives and Tainted Convertible Notes Using the Lattice Valuation [Line Items]
Valuation assumptions	0	0